Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies (Textual)
Total rental expenses for all operating leases	$ 812	$ 709	$ 1,418	$ 1,340	$ 1,368
Unrecognized tax benefits and interest	2,780		$ 2,121
Overpaid royalties amount	1,670
Repayment of accrued interest	$ 1,670
Accrued interest per annum			12.00%